Segment Information - Geographical Area - Summary of Operating Results by Geographies Areas (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Additional information by geographies [line items]
Turnover		€ 25,714	€ 26,126
Change (%)		(1.60%)
Impact of acquisitions (%)		1.20%
Impact of disposals (%)		(0.20%)
Currency-related items (%), of which:		(2.50%)
Exchange rates changes (%)		(2.70%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.30%
Underlying Sales Growth (%)		(0.10%)
Underlying Price Growth (%)	[1]	0.20%
Underlying Volume Growth (%)		(0.30%)
Operating profit		€ 4,672	4,589
Underlying operating profit		€ 5,084	€ 5,054
Operating margin (%)		18.20%	17.60%
Underlying operating margin (%)		19.80%	19.30%
Asia/AMET/RUB [member]
Additional information by geographies [line items]
Turnover		€ 11,807	€ 12,195
Change (%)		(3.20%)
Impact of acquisitions (%)		1.40%
Impact of disposals (%)		(0.20%)
Currency-related items (%), of which:		(1.70%)
Exchange rates changes (%)		(1.80%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.10%
Underlying Sales Growth (%)		(2.70%)
Underlying Price Growth (%)	[1]	0.20%
Underlying Volume Growth (%)		(2.90%)
Operating profit		€ 2,265	2,339
Underlying operating profit		€ 2,394	€ 2,526
Operating margin (%)		19.20%	19.20%
Underlying operating margin (%)		20.30%	20.70%
The Americas [member]
Additional information by geographies [line items]
Turnover		€ 8,227	€ 8,141
Change (%)		1.10%
Impact of acquisitions (%)		1.50%
Impact of disposals (%)		(0.10%)
Currency-related items (%), of which:		(5.10%)
Exchange rates changes (%)		(5.80%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.70%
Underlying Sales Growth (%)		5.00%
Underlying Price Growth (%)	[1]	0.90%
Underlying Volume Growth (%)		4.10%
Operating profit		€ 1,532	1,270
Underlying operating profit		€ 1,622	€ 1,425
Operating margin (%)		18.60%	15.60%
Underlying operating margin (%)		19.70%	17.50%
Europe [member]
Additional information by geographies [line items]
Turnover		€ 5,680	€ 5,790
Change (%)		(1.90%)
Impact of acquisitions (%)		0.50%
Impact of disposals (%)		(0.30%)
Currency-related items (%), of which:		(0.30%)
Exchange rates changes (%)		(0.30%)
Underlying Sales Growth (%)		(1.80%)
Underlying Price Growth (%)	[1]	(0.80%)
Underlying Volume Growth (%)		(1.00%)
Operating profit		€ 875	980
Underlying operating profit		€ 1,068	€ 1,103
Operating margin (%)		15.40%	16.90%
Underlying operating margin (%)		18.80%	19.10%

[1]	Underlying price growth in excess of 26% per year in hyperinflationary economies has been excluded when calculating the price growth in the tables above, and an equal and opposite amount is shown as extreme price growth in hyperinflationary markets.